Note 10 - Capital Risk Management - Capital Component (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Equity	$ 215,247	$ 213,881	$ 220,239
Cash and cash equivalents (Note 3)	(72,360)	(130,180)	$ (160,395)
	$ 142,887	$ 83,701